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                      SHORT-INTERMEDIATE INCOME FUND, INC.
                           STATEMENT OF CERTIFICATION
                             PURSUANT TO RULE 497(J)

Short-Intermediate Income Fund, Inc. (the "Fund") hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A (File Nos. 33-34275 and 811-6084) which was filed electronically on April 30, 2002 (Accession No. 0000893220-02-000548).

Short-Intermediate Income Fund, Inc.


By: /s/Daniel O. Hirsch
    ------------------------------
Name:  Daniel O. Hirsch
Title: Assistant Secretary

Date:  May 6, 2002